Guarantees	6 Months Ended
Jun. 30, 2018
Guarantees and Product Warranties [Abstract]
Guarantees

19. Guarantees

The Company is required to be accredited by the International Air Transport Association (“IATA”) to be permitted to sell international airlines tickets of airlines affiliated with IATA.

Certain Despegar.com subsidiaries granted guarantees for $ 22,790 for the benefit of the IATA, Expedia and other suppliers in the form of time deposits or bank and insurance guarantees, which were recorded as Restricted cash and cash equivalent in the unaudited interim condensed consolidated balance sheet at June 30, 2018.